Finance Income (Tables)	12 Months Ended
Feb. 28, 2026
Finance Income [Abstract]
Schedule of Finance Income
	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Interest income from bank balances	34,476	44,167	39,418